Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 89.1%
Aerospace & Defense — 0.7%
AAR Corp.	16,840	$316,592
Airlines — 1.8%
Alaska Air Group, Inc.	9,993	366,044
SkyWest, Inc.	16,340	487,912
		853,956
Apparel — 2.6%
Crocs, Inc.*	9,471	404,696
Ralph Lauren Corp.	7,170	487,345
Skechers U.S.A., Inc., Class A*	12,450	376,239
		1,268,280
Auto Parts & Equipment — 3.3%
Cooper Tire & Rubber Co.	12,271	388,991
Dana, Inc.	53,592	660,253
Lear Corp.	4,823	525,948
		1,575,192
Banks — 8.4%
Associated Banc-Corp.	26,924	339,781
BankUnited, Inc.	23,745	520,253
Comerica, Inc.	13,415	513,124
First Citizens BancShares, Inc., Class A	1,326	422,702
Synovus Financial Corp.	29,420	622,821
Texas Capital Bancshares, Inc.*	12,877	400,861
Umpqua Holdings Corp.	40,114	426,011
Webster Financial Corp.	16,932	447,174
Zions Bancorp NA	12,491	364,987
		4,057,714
Beverages — 1.1%
Primo Water Corp.	36,698	521,112
Building Materials — 1.2%
Masonite International Corp.*	6,104	600,634
Chemicals — 2.3%
GCP Applied Technologies, Inc.*	11,317	237,091
Orion Engineered Carbons S.A.	35,206	440,427
Westlake Chemical Corp.	6,849	432,994
		1,110,512
Commercial Services — 3.6%
Quanta Services, Inc.	12,875	680,573
Robert Half International, Inc.	10,599	561,111
United Rentals, Inc.*	2,860	499,070
		1,740,754
Computers — 2.4%
Genpact Ltd.	9,972	388,409
NCR Corp.*	22,961	508,357
NetScout Systems, Inc.*	12,339	269,360
		1,166,126
Diversified Financial Services — 3.2%
Moelis & Co., Class A	18,859	662,705
	Number of Shares	Value†

Diversified Financial Services — (continued)
OneMain Holdings, Inc.	12,844	$401,375
Stifel Financial Corp.	9,600	485,376
		1,549,456
Electric — 2.7%
Alliant Energy Corp.	11,968	618,147
Black Hills Corp.	5,141	274,992
PNM Resources, Inc.	9,719	401,687
		1,294,826
Electrical Components & Equipment — 2.2%
Belden, Inc.	13,994	435,493
EnerSys	9,050	607,436
		1,042,929
Electronics — 2.1%
Arrow Electronics, Inc.*	5,930	466,454
TTM Technologies, Inc.*	8,444	96,346
Vishay Intertechnology, Inc.	30,263	471,195
		1,033,995
Engineering & Construction — 1.6%
AECOM*	18,990	794,542
Food — 3.5%
Nomad Foods Ltd.*	23,621	601,863
The Hain Celestial Group, Inc.*	19,848	680,786
US Foods Holding Corp.*	18,262	405,782
		1,688,431
Gas — 1.1%
Southwest Gas Holdings, Inc.	8,222	518,808
Hand & Machine Tools — 3.1%
Kennametal, Inc.	20,644	597,438
Regal Beloit Corp.	9,314	874,305
		1,471,743
Healthcare Services — 1.8%
ICON PLC*	2,402	458,998
Molina Healthcare, Inc.*	2,297	420,443
		879,441
Home Builders — 3.8%
KB Home	14,870	570,859
PulteGroup, Inc.	17,470	808,686
Taylor Morrison Home Corp.*	17,474	429,686
		1,809,231
Insurance — 7.9%
American Financial Group, Inc.	6,828	457,339
Essent Group Ltd.	13,678	506,223
Everest Re Group Ltd.	3,347	661,166
First American Financial Corp.	7,379	375,665
Reinsurance Group of America, Inc.	5,395	513,550
Selective Insurance Group, Inc.	6,110	314,604

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
The Hanover Insurance Group, Inc.	5,494	$511,931
Voya Financial, Inc.	10,070	482,655
		3,823,133
Internet — 0.6%
Criteo S.A., ADR*	23,378	284,978
Iron & Steel — 1.8%
Carpenter Technology Corp.	13,237	240,384
Reliance Steel & Aluminum Co.	6,121	624,587
		864,971
Leisure Time — 2.5%
Brunswick Corp.	10,217	601,883
Callaway Golf Co.	30,499	583,751
		1,185,634
Lodging — 0.2%
Hilton Grand Vacations, Inc.*	4,641	97,368
Machinery — Construction & Mining — 1.4%
Oshkosh Corp.	9,520	699,720
Machinery — Diversified — 1.0%
The Middleby Corp.*	5,240	470,080
Media — 0.2%
Houghton Mifflin Harcourt Co.*	50,599	87,536
Miscellaneous Manufacturing — 1.7%
Hillenbrand, Inc.	14,703	416,977
Trinseo S.A.	14,877	381,446
		798,423
Oil & Gas — 1.3%
Cimarex Energy Co.	4,484	109,096
HollyFrontier Corp.	25,181	496,317
		605,413
Oil & Gas Services — 1.4%
Dril-Quip, Inc.*	15,357	380,239
MRC Global, Inc.*	64,113	274,404
		654,643
Packaging and Containers — 2.5%
Graphic Packaging Holding Co.	42,840	603,616
Sealed Air Corp.	15,282	593,094
		1,196,710
Retail — 4.9%
Foot Locker, Inc.	17,631	582,352
Papa John's International, Inc.	6,320	520,010
The Gap, Inc.	30,710	522,991
Williams-Sonoma, Inc.	7,864	711,220
		2,336,573
Savings & Loans — 0.9%
Sterling Bancorp	40,462	425,660
	Number of Shares	Value†

Semiconductors — 1.5%
Kulicke & Soffa Industries, Inc.	19,951	$446,902
MaxLinear, Inc.*	11,858	275,580
		722,482
Software — 2.3%
Change Healthcare, Inc.*	36,588	530,892
CommVault Systems, Inc.*	14,233	580,706
		1,111,598
Telecommunications — 0.8%
Amdocs Ltd.	7,041	404,224
Transportation — 2.7%
Knight-Swift Transportation Holdings, Inc.	15,592	634,594
XPO Logistics, Inc.*	7,713	652,983
		1,287,577
Trucking and Leasing — 1.0%
GATX Corp.	7,386	470,858
TOTAL COMMON STOCKS (Cost $46,262,088)		42,821,855

REAL ESTATE INVESTMENT TRUSTS — 9.3%
Apartments — 2.4%
American Campus Communities, Inc.	14,412	503,267
Camden Property Trust	7,310	650,444
		1,153,711
Healthcare — 1.3%
Physicians Realty Trust	35,475	635,357
Hotels & Resorts — 2.0%
MGM Growth Properties LLC, Class A	22,889	640,434
RLJ Lodging Trust	35,662	308,833
		949,267
Industrial — 1.3%
STAG lndustrial, Inc.	20,525	625,807
Office Property — 0.9%
Cousins Properties, Inc.	16,040	458,584
Storage & Warehousing — 1.4%
CubeSmart	20,444	660,546
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,676,819)		4,483,272

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
SMID Cap Value Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $311,897)	311,897	$311,897
TOTAL INVESTMENTS — 99.0% (Cost $51,250,804)		$47,617,024
Other Assets & Liabilities — 1.0%		463,309
TOTAL NET ASSETS — 100.0%		$48,080,333

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
LLC— Limited Liability Company.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 09/30/2020††
United States	94%
Bermuda	1
United Kingdom	1
Ireland	1
Singapore	1
Luxembourg	1
France	1
Total	100%
††	% of total investments as of September 30, 2020
3